LifePoints Funds, Variable Target Portfolio Series Prospectus

RUSSELL INVESTMENT FUNDS

Supplement dated November 12, 2013 to

PROSPECTUS DATED MAY 1, 2013

I.  CHANGE IN TARGET ASSET ALLOCATIONS: Effective on or about January 13, 2014, each Fund’s target strategic allocation to the Underlying Funds in which it invests will be modified. The changes to the target strategic allocation may be implemented throughout the month of January. As a result, the following changes are made to the Prospectus listed above:

(i)  RISK/RETURN SUMMARY: The following is added after the fourth sentence of the relevant Fund’s “Principal Investment Strategies of the Fund” sub-section of the “Risk/Return Summary” section of the Prospectus listed above:

Moderate Strategy Fund: Effective on or about January 13, 2014, the Fund’s allocation to the Underlying Funds in which it invests will be modified and RIMCo expects that the Fund’s target strategic allocation as of January 13, 2014 will be 26%-36% to equity Underlying Funds, 50%-60% to fixed income Underlying Funds and 9%-19% to alternative Underlying Funds.

Balanced Strategy Fund: Effective on or about January 13, 2014, the Fund’s allocation to the Underlying Funds in which it invests will be modified and RIMCo expects that the Fund’s target strategic allocation as of January 13, 2014 will be 49%-59% to equity Underlying Funds, 27%-37% to fixed income Underlying Funds and 9%-19% to alternative Underlying Funds.

Growth Strategy Fund: Effective on or about January 13, 2014, the Fund’s allocation to the Underlying Funds in which it invests will be modified and RIMCo expects that the Fund’s target strategic allocation as of January 13, 2014 will be 60%-70% to equity Underlying Funds, 11%-21% to fixed income Underlying Funds and 14%-24% to alternative Underlying Funds.

Equity Growth Strategy Fund: Effective on or about January 13, 2014, the Fund’s allocation to the Underlying Funds in which it invests will be modified and RIMCo expects that the Fund’s target strategic allocation as of January 13, 2014 will be 68%-78% to equity Underlying Funds, 3%-13% to fixed income Underlying Funds and 14%-24% to alternative Underlying Funds.

(ii)  INVESTMENT OBJECTIVE AND INVESTMENT STRATEGIES OF THE FUNDS: The following tables are added to the “Principal Investment Strategies” sub-section of the “Investment Objective and Investment Strategies of the Funds” section of the Prospectus listed above:

Target Strategic Asset Allocation Range of the Funds to the Underlying Funds on or about January 13, 2014*

Type of Underlying Fund	Moderate Strategy Fund	Balanced Strategy Fund	Growth Strategy Fund	Equity Growth Strategy Fund
Equity	26-36%	49-59%	60-70%	68-78%
Fixed Income	50-60%	27-37%	11-21%	3-13%
Alternative	9-19%	9-19%	14-24%	14-24%

(continued on reverse side)

	Moderate Strategy Fund	Balanced Strategy Fund	Growth Strategy Fund	Equity Growth Strategy Fund
Equity Underlying Funds
RIF Multi-Style Equity Fund	0-10%	3-13%	4-14%	5-15%
RIC Russell U.S. Defensive Equity Fund	0-9%	1-11%	1-11%	0-10%
RIC Russell U.S. Dynamic Equity Fund	0-7%	1-11%	2-12%	4-14%
RIF Aggressive Equity Fund	0-9%	2-12%	4-14%	5-15%
RIF Non-U.S. Fund	0-11%	5-15%	7-17%	10-20%
RIC Russell Global Equity Fund	0-11%	5-15%	8-18%	9-19%
RIC Russell Emerging Markets Fund	0-9%	2-12%	4-14%	5-15%

Fixed Income Underlying Funds
RIC Russell Global Opportunistic Credit Fund	0-9%	0-9%	1-11%	3-13%
RIF Core Bond Fund	28-38%	23-33%	5-15%	—
RIC Russell Investment Grade Bond	13-23%	—	—	—

Alternative Underlying Funds#
RIC Russell Commodity Strategies Fund	0-8%	0-8%	0-10%	0-9%
RIC Russell Global Infrastructure Fund	0-10%	0-10%	1-11%	1-11%
RIF Global Real Estate Securities Fund	0-8%	0-8%	0-9%	0-9%
RIC Russell Multi-Strategy Alternative Fund	0-8%	0-8%	0-9%	0-10%

*	As described below, actual asset allocation may vary.

#	Alternative Underlying Funds pursue investment strategies that differ from those of traditional broad market equity or fixed income funds or that seek returns with a low correlation to global equity markets.

LifePoints Funds, Variable Target Portfolio Series Prospectus

RUSSELL INVESTMENT FUNDS

Supplement dated November 12, 2013 to

PROSPECTUS DATED MAY 1, 2013

As Supplemented August 28, 2013

I.  CHANGE IN TARGET ASSET ALLOCATIONS: Effective on or about January 13, 2014, each Fund’s target strategic allocation to the Underlying Funds in which it invests will be modified. The changes to the target strategic allocation may be implemented throughout the month of January. As a result, the following changes are made to the Prospectus listed above:

(i)  RISK/RETURN SUMMARY: The following is added after the fourth sentence of the relevant Fund’s “Principal Investment Strategies of the Fund” sub-section of the “Risk/Return Summary” section of the Prospectus listed above:

Moderate Strategy Fund: Effective on or about January 13, 2014, the Fund’s allocation to the Underlying Funds in which it invests will be modified and RIMCo expects that the Fund’s target strategic allocation as of January 13, 2014 will be 26%-36% to equity Underlying Funds, 50%-60% to fixed income Underlying Funds and 9%-19% to alternative Underlying Funds.

Balanced Strategy Fund: Effective on or about January 13, 2014, the Fund’s allocation to the Underlying Funds in which it invests will be modified and RIMCo expects that the Fund’s target strategic allocation as of January 13, 2014 will be 49%-59% to equity Underlying Funds, 27%-37% to fixed income Underlying Funds and 9%-19% to alternative Underlying Funds.

Growth Strategy Fund: Effective on or about January 13, 2014, the Fund’s allocation to the Underlying Funds in which it invests will be modified and RIMCo expects that the Fund’s target strategic allocation as of January 13, 2014 will be 60%-70% to equity Underlying Funds, 11%-21% to fixed income Underlying Funds and 14%-24% to alternative Underlying Funds.

Equity Growth Strategy Fund: Effective on or about January 13, 2014, the Fund’s allocation to the Underlying Funds in which it invests will be modified and RIMCo expects that the Fund’s target strategic allocation as of January 13, 2014 will be 68%-78% to equity Underlying Funds, 3%-13% to fixed income Underlying Funds and 14%-24% to alternative Underlying Funds.

(ii)  INVESTMENT OBJECTIVE AND INVESTMENT STRATEGIES OF THE FUNDS: The following tables are added to the “Principal Investment Strategies” sub-section of the “Investment Objective and Investment Strategies of the Funds” section of the Prospectus listed above:

Target Strategic Asset Allocation Range of the Funds to the Underlying Funds on or about January 13, 2014*

Type of Underlying Fund	Moderate Strategy Fund	Balanced Strategy Fund	Growth Strategy Fund	Equity Growth Strategy Fund
Equity	26-36%	49-59%	60-70%	68-78%
Fixed Income	50-60%	27-37%	11-21%	3-13%
Alternative	9-19%	9-19%	14-24%	14-24%

(continued on reverse side)

	Moderate Strategy Fund	Balanced Strategy Fund	Growth Strategy Fund	Equity Growth Strategy Fund
Equity Underlying Funds
RIF Multi-Style Equity Fund	0-10%	3-13%	4-14%	5-15%
RIC Russell U.S. Defensive Equity Fund	0-9%	1-11%	1-11%	0-10%
RIC Russell U.S. Dynamic Equity Fund	0-7%	1-11%	2-12%	4-14%
RIF Aggressive Equity Fund	0-9%	2-12%	4-14%	5-15%
RIF Non-U.S. Fund	0-11%	5-15%	7-17%	10-20%
RIC Russell Global Equity Fund	0-11%	5-15%	8-18%	9-19%
RIC Russell Emerging Markets Fund	0-9%	2-12%	4-14%	5-15%

Fixed Income Underlying Funds
RIC Russell Global Opportunistic Credit Fund	0-9%	0-9%	1-11%	3-13%
RIF Core Bond Fund	28-38%	23-33%	5-15%	—
RIC Russell Investment Grade Bond	13-23%	—	—	—

Alternative Underlying Funds#
RIC Russell Commodity Strategies Fund	0-8%	0-8%	0-10%	0-9%
RIC Russell Global Infrastructure Fund	0-10%	0-10%	1-11%	1-11%
RIF Global Real Estate Securities Fund	0-8%	0-8%	0-9%	0-9%
RIC Russell Multi-Strategy Alternative Fund	0-8%	0-8%	0-9%	0-10%

*	As described below, actual asset allocation may vary.

#	Alternative Underlying Funds pursue investment strategies that differ from those of traditional broad market equity or fixed income funds or that seek returns with a low correlation to global equity markets.

36-08-456

Life Points Funds, Variable Target Portfolio Series

RUSSELL INVESTMENT FUNDS

Supplement dated November 12, 2013 to

Balanced Strategy Fund

SUMMARY PROSPECTUS DATED May 1, 2013,

I.	SUMMARY PROSPECTUS LEGEND: The legend appearing at the top of the first page of the Summary Prospectus is hereby replaced with the following:

Before you invest, you may want to review the Fund’s Prospectus, which contains more information about the Fund and its risks. If you invest through Northwestern Mutual, you can find the Fund’s Prospectus, Statement of Additional Information (SAI), Annual Report and other information about the Fund online at http://hosted.rightprospectus.com/RIF/. Otherwise, you can find the Fund’s Prospectus, Statement of Additional Information (SAI), Annual Report and other information about the Fund online at http://hosted.rightprospectus.com/RIF/AllFunds.aspx. You can also get this information at no cost by calling 1-800-290-2604 or by sending an e-mail to: RussellProspectuses@RRD.com. For other information please call 1-800-787-7354. The Fund’s Prospectus dated May 1, 2013, as supplemented November 12, 2013,the Fund’s SAI, dated May 1, 2013, as supplemented August 28, 2013 and the Fund’s most recent shareholder report, dated June 30, 2013, are all incorporated by reference into this Summary Prospectus.

II.	PRINCIPAL INVESTMENT STRATEGIES OF THE FUND: The following is added after the fourth sentence of the Fund’s “Principal Investment Strategies of the Fund” sub-section of the Summary Prospectus listed above:

Effective on or about January 13, 2014, the Fund’s allocation to the Underlying Funds in which it invests will be modified and RIMCo expects that the Fund’s target strategic allocation as of January 13, 2014 will be 49%-59% to equity Underlying Funds, 27%-37% to fixed income Underlying Funds and 9%-19% to alternative Underlying Funds.

Life Points Funds, Variable Target Portfolio Series

RUSSELL INVESTMENT FUNDS

Supplement dated November 12, 2013 to

Equity Growth Strategy Fund

SUMMARY PROSPECTUS DATED May 1, 2013,

I.	SUMMARY PROSPECTUS LEGEND: The legend appearing at the top of the first page of the Summary Prospectus is hereby replaced with the following:

Before you invest, you may want to review the Fund’s Prospectus, which contains more information about the Fund and its risks. If you invest through Northwestern Mutual, you can find the Fund’s Prospectus, Statement of Additional Information (SAI), Annual Report and other information about the Fund online at http://hosted.rightprospectus.com/RIF/. Otherwise, you can find the Fund’s Prospectus, Statement of Additional Information (SAI), Annual Report and other information about the Fund online at http://hosted.rightprospectus.com/RIF/AllFunds.aspx. You can also get this information at no cost by calling 1-800-290-2604 or by sending an e-mail to: RussellProspectuses@RRD.com. For other information please call 1-800-787-7354. The Fund’s Prospectus dated May 1, 2013, as supplemented November 12, 2013,the Fund’s SAI, dated May 1, 2013, as supplemented August 28, 2013 and the Fund’s most recent shareholder report, dated June 30, 2013, are all incorporated by reference into this Summary Prospectus.

II.	PRINCIPAL INVESTMENT STRATEGIES OF THE FUND: The following is added after the fourth sentence of the Fund’s “Principal Investment Strategies of the Fund” sub-section of the Summary Prospectus listed above:

Effective on or about January 13, 2014, the Fund’s allocation to the Underlying Funds in which it invests will be modified and RIMCo expects that the Fund’s target strategic allocation as of January 13, 2014 will be 68%-78% to equity Underlying Funds, 3%-13% to fixed income Underlying Funds and 14%-24% to alternative Underlying Funds.

Life Points Funds, Variable Target Portfolio Series

RUSSELL INVESTMENT FUNDS

Supplement dated November 12, 2013 to

Growth Strategy Fund

SUMMARY PROSPECTUS DATED May 1, 2013,

I.	SUMMARY PROSPECTUS LEGEND: The legend appearing at the top of the first page of the Summary Prospectus is hereby replaced with the following:

Before you invest, you may want to review the Fund’s Prospectus, which contains more information about the Fund and its risks. If you invest through Northwestern Mutual, you can find the Fund’s Prospectus, Statement of Additional Information (SAI), Annual Report and other information about the Fund online at http://hosted.rightprospectus.com/RIF/. Otherwise, you can find the Fund’s Prospectus, Statement of Additional Information (SAI), Annual Report and other information about the Fund online at http://hosted.rightprospectus.com/RIF/AllFunds.aspx. You can also get this information at no cost by calling 1-800-290-2604 or by sending an e-mail to: RussellProspectuses@RRD.com. For other information please call 1-800-787-7354. The Fund’s Prospectus dated May 1, 2013, as supplemented November 12, 2013,the Fund’s SAI, dated May 1, 2013, as supplemented August 28, 2013 and the Fund’s most recent shareholder report, dated June 30, 2013, are all incorporated by reference into this Summary Prospectus.

II.	PRINCIPAL INVESTMENT STRATEGIES OF THE FUND: The following is added after the fourth sentence of the Fund’s “Principal Investment Strategies of the Fund” sub-section of the Summary Prospectus listed above:

Effective on or about January 13, 2014, the Fund’s allocation to the Underlying Funds in which it invests will be modified and RIMCo expects that the Fund’s target strategic allocation as of January 13, 2014 will be 60%-70% to equity Underlying Funds, 11%-21% to fixed income Underlying Funds and 14%-24% to alternative Underlying Funds.

Life Points Funds, Variable Target Portfolio Series

RUSSELL INVESTMENT FUNDS

Supplement dated November 12, 2013 to

Moderate Strategy Fund

SUMMARY PROSPECTUS DATED May 1, 2013,

I.	SUMMARY PROSPECTUS LEGEND: The legend appearing at the top of the first page of the Summary Prospectus is hereby replaced with the following:

Before you invest, you may want to review the Fund’s Prospectus, which contains more information about the Fund and its risks. If you invest through Northwestern Mutual, you can find the Fund’s Prospectus, Statement of Additional Information (SAI), Annual Report and other information about the Fund online at http://hosted.rightprospectus.com/RIF/. Otherwise, you can find the Fund’s Prospectus, Statement of Additional Information (SAI), Annual Report and other information about the Fund online at http://hosted.rightprospectus.com/RIF/AllFunds.aspx. You can also get this information at no cost by calling 1-800-290-2604 or by sending an e-mail to: RussellProspectuses@RRD.com. For other information please call 1-800-787-7354. The Fund’s Prospectus dated May 1, 2013, as supplemented November 12, 2013,the Fund’s SAI, dated May 1, 2013, as supplemented August 28, 2013 and the Fund’s most recent shareholder report, dated June 30, 2013, are all incorporated by reference into this Summary Prospectus.

II.	PRINCIPAL INVESTMENT STRATEGIES OF THE FUND: The following is added after the fourth sentence of the Fund’s “Principal Investment Strategies of the Fund” sub-section of the Summary Prospectus listed above:

Moderate Strategy Fund: Effective on or about January 13, 2014, the Fund’s allocation to the Underlying Funds in which it invests will be modified and RIMCo expects that the Fund’s target strategic allocation as of January 13, 2014 will be 26%-36% to equity Underlying Funds, 50%-60% to fixed income Underlying Funds and 9%-19% to alternative Underlying Funds.